Quarterly Holdings Report
for
Fidelity® Low-Priced Stock K6 Fund
October 31, 2022
LPSK6-NPRT1-1222
1.9883996.105
Common Stocks - 90.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.8%
Entertainment - 0.4%
GungHo Online Entertainment, Inc.	45,636	676,123
International Games Systems Co. Ltd.	24,000	261,549
Warner Bros Discovery, Inc. (a)	893,103	11,610,339
		12,548,011
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	4,920	68,290
Infocom Corp.	4,208	60,476
New Work SE	201	25,187
Ziff Davis, Inc. (a)	2,512	194,404
ZIGExN Co. Ltd.	346,528	852,949
		1,201,306
Media - 0.3%
AMC Networks, Inc. Class A (a)	42,525	957,238
Cl Holdings, Inc.	2,831	16,297
Comcast Corp. Class A	55,010	1,746,017
Corus Entertainment, Inc. Class B (non-vtg.) (b)	89,432	141,138
DMS, Inc.	16,764	139,235
Gray Television, Inc.	18,609	263,317
Intage Holdings, Inc.	86,568	954,201
Nexstar Broadcasting Group, Inc. Class A	2,004	343,285
Pico Far East Holdings Ltd.	2,077,548	283,194
RKB Mainichi Broadcasting Corp.	3,141	122,518
Saga Communications, Inc. Class A	57,855	1,336,451
TechTarget, Inc. (a)	4,979	321,394
Thryv Holdings, Inc. (a)	45,887	938,848
TOW Co. Ltd.	311,271	642,659
Trenders, Inc.	15,400	189,218
TVA Group, Inc. Class B (non-vtg.) (a)	245,320	316,925
WOWOW INC.	10,125	85,252
		8,797,187
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	9,419	178,188
TOTAL COMMUNICATION SERVICES		22,724,692
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.8%
Akwel	1,171	17,011
ASTI Corp.	26,536	365,128
Cie Automotive SA	35,954	914,582
Compagnie Plastic Omnium SA	46,216	648,099
DaikyoNishikawa Corp.	22,523	90,883
G-Tekt Corp.	69,847	624,745
Gentex Corp.	60,598	1,605,241
GUD Holdings Ltd.	10,213	52,523
Hi-Lex Corp.	138,472	986,192
LCI Industries	1,000	106,110
Lear Corp.	37,252	5,167,225
Linamar Corp.	103,185	4,416,426
Motonic Corp.	197,071	1,052,098
Murakami Corp.	84,214	1,277,695
Nippon Seiki Co. Ltd.	219,910	1,118,074
Patrick Industries, Inc.	13,637	623,347
Piolax, Inc.	95,508	1,188,270
SJM Co. Ltd.	122,270	291,258
SNT Holdings Co. Ltd.	88,152	883,175
Strattec Security Corp. (a)	20,437	531,362
TBK Co. Ltd. (b)	63,879	119,428
Topre Corp.	31,868	252,252
TPR Co. Ltd.	36,228	304,062
Yachiyo Industry Co. Ltd.	88,404	380,501
Yutaka Giken Co. Ltd.	96,325	1,107,095
		24,122,782
Automobiles - 0.0%
Isuzu Motors Ltd.	9,917	116,314
Kabe Husvagnar AB (B Shares)	23,295	400,867
		517,181
Distributors - 0.1%
Arata Corp.	57,788	1,597,288
Central Automotive Products Ltd.	28,552	430,887
LKQ Corp.	9,456	526,132
SPK Corp.	50,617	482,358
		3,036,665
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	5,800	241,860
Clip Corp.	18,851	99,900
Cross-Harbour Holdings Ltd.	233,288	307,300
Frontdoor, Inc. (a)	40,770	899,386
JP-Holdings, Inc.	15,347	30,860
Kukbo Design Co. Ltd.	15,431	188,114
MegaStudyEdu Co. Ltd.	16,700	1,003,881
Step Co. Ltd.	121,292	1,574,320
YDUQS Participacoes SA	20,400	63,702
		4,409,323
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	320,328	2,332,570
Brinker International, Inc. (a)	2,620	87,482
Everi Holdings, Inc. (a)	15,978	303,262
Ibersol SGPS SA	155,127	907,561
J.D. Wetherspoon PLC (a)	9,954	51,483
Kindred Group PLC (depositary receipt)	131,743	1,145,467
Ride On Express Holdings Co. Lt	3,901	27,048
Ruth's Hospitality Group, Inc.	20,371	423,309
The Restaurant Group PLC (a)	1,461,386	532,942
		5,811,124
Household Durables - 2.8%
Ace Bed Co. Ltd.	800	19,673
Barratt Developments PLC	4,565,711	19,692,328
Bellway PLC	360,291	7,664,521
Coway Co. Ltd.	3,100	120,106
Cuckoo Holdings Co. Ltd.	47,380	539,420
D.R. Horton, Inc.	90,379	6,948,338
De'Longhi SpA	5,120	88,395
Emak SpA	400,088	427,018
First Juken Co. Ltd.	101,569	711,758
FJ Next Co. Ltd.	117,898	787,335
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,868,946	7,337,179
Hamilton Beach Brands Holding Co.:
Class A (b)	42,087	495,785
Class B (a)	2,326	27,400
Helen of Troy Ltd. (a)	77,812	7,362,571
LGI Homes, Inc. (a)	103	9,481
M/I Homes, Inc. (a)	40,846	1,694,701
Mohawk Industries, Inc. (a)	150,494	14,259,307
Open House Group Co. Ltd.	57,085	2,034,705
Portmeirion Group PLC	5,627	19,843
Pressance Corp.	211,988	2,178,403
Sanei Architecture Planning Co. Ltd.	175,185	1,827,311
Taylor Morrison Home Corp. (a)	225,063	5,928,159
Tempur Sealy International, Inc.	9,787	263,172
Token Corp.	35,465	1,872,291
Toll Brothers, Inc.	7,766	334,559
ZAGG, Inc. rights (a)(c)	384	35
		82,643,794
Internet & Direct Marketing Retail - 0.2%
Aucfan Co. Ltd. (a)	2,319	5,614
Belluna Co. Ltd.	648,166	3,125,425
Ci Medical Co. Ltd.	7,533	263,943
Danawa Co. Ltd. (a)	7,800	93,448
Dustin Group AB (d)	31,144	129,753
Enigmo, Inc.	119,971	443,754
Hamee Corp. (b)	62,878	360,704
Papyless Co. Ltd.	10,286	71,735
Syuppin Co. Ltd.	29,222	294,195
Vipshop Holdings Ltd. ADR (a)	103,795	723,451
		5,512,022
Leisure Products - 0.0%
Miroku Corp.	3,426	33,132
Multiline Retail - 2.0%
Big Lots, Inc. (b)	175,029	3,302,797
Europris ASA (d)	40,842	243,178
Gwangju Shinsegae Co. Ltd.	18,640	411,372
Lifestyle China Group Ltd. (a)	1,619,450	115,533
Lifestyle International Holdings Ltd. (a)	1,880,439	1,113,940
Max Stock Ltd.	1,476	2,109
Next PLC	939,592	53,111,163
Ollie's Bargain Outlet Holdings, Inc. (a)	1,806	101,136
Pan Pacific International Holdings Ltd.	2,900	47,607
Ryohin Keikaku Co. Ltd.	5,078	47,845
Seria Co. Ltd.	2,507	41,004
Treasure Factory Co. Ltd.	5,985	89,758
		58,627,442
Specialty Retail - 8.7%
Academy Sports & Outdoors, Inc.	10,359	456,107
Arcland Sakamoto Co. Ltd.	16,901	167,652
AutoZone, Inc. (a)	53,163	134,655,499
Best Buy Co., Inc.	96,487	6,600,676
BMTC Group, Inc.	273,013	2,474,922
Buffalo Co. Ltd.	6,923	51,680
Burlington Stores, Inc. (a)	1,705	243,747
Dick's Sporting Goods, Inc.	6,146	699,169
Foot Locker, Inc.	674,505	21,381,809
Fuji Corp.	49,127	419,262
Genesco, Inc. (a)	5,098	239,810
Goldlion Holdings Ltd.	2,930,188	418,084
Handsman Co. Ltd.	42,449	241,228
IA Group Corp. (b)	12,615	292,267
International Housewares Retail Co. Ltd.	329,862	109,259
JB Hi-Fi Ltd.	1,004	27,557
JD Sports Fashion PLC	3,536,566	3,951,907
Jumbo SA	712,554	10,133,172
Kid ASA (d)	6,005	44,996
Ku Holdings Co. Ltd.	142,766	1,139,670
Leon's Furniture Ltd.	31,992	400,384
Maisons du Monde SA (d)	13,032	127,758
Mr. Bricolage SA (a)	62,423	498,451
Nafco Co. Ltd.	194,324	2,062,230
Nextage Co. Ltd.	31,579	609,514
Nitori Holdings Co. Ltd.	6,434	583,030
Ross Stores, Inc.	570,773	54,617,268
Sally Beauty Holdings, Inc. (a)	846,679	10,761,290
Sleep Number Corp. (a)	103	2,857
The Buckle, Inc.	15,343	603,440
WH Smith PLC (a)	5,079	68,556
Williams-Sonoma, Inc.	3,400	421,022
		254,504,273
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	2,470,437	349,339
Capri Holdings Ltd. (a)	308,112	14,074,556
Carter's, Inc. (b)	5,084	345,051
Deckers Outdoor Corp. (a)	1,711	598,730
Embry Holdings Ltd.	175,438	11,175
Fossil Group, Inc. (a)	422,902	1,797,334
G-III Apparel Group Ltd. (a)	40,896	797,472
Gildan Activewear, Inc.	494,879	15,616,287
Handsome Co. Ltd.	133,000	2,338,859
JLM Couture, Inc. (a)	11,637	18,619
Levi Strauss & Co. Class A	1,000	14,960
PVH Corp.	3,408	174,899
Samsonite International SA (a)(d)	99,461	213,882
Steven Madden Ltd.	502	14,995
Sun Hing Vision Group Holdings Ltd.	1,436,094	168,314
Tapestry, Inc.	8,117	257,147
Texwinca Holdings Ltd.	4,047,241	531,063
Victory City International Holdings Ltd. (a)(c)	4,590,144	169,580
Youngone Corp.	13,864	459,440
Youngone Holdings Co. Ltd.	64,795	2,455,938
		40,407,640
TOTAL CONSUMER DISCRETIONARY		479,625,378
CONSUMER STAPLES - 11.3%
Beverages - 2.3%
A.G. Barr PLC	156,998	808,403
Britvic PLC	575,212	4,798,976
Monster Beverage Corp. (a)	646,432	60,583,607
Olvi Oyj (A Shares)	1,787	55,188
Spritzer Bhd	415,500	175,761
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	248,255	355,163
		66,777,098
Food & Staples Retailing - 6.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	24,394	1,092,255
Belc Co. Ltd.	154,088	5,896,370
BJ's Wholesale Club Holdings, Inc. (a)	12,696	982,670
Corporativo Fragua S.A.B. de CV (b)	25,219	399,752
Cosmos Pharmaceutical Corp.	162,683	15,754,633
Create SD Holdings Co. Ltd.	428,195	9,128,607
Daikokutenbussan Co. Ltd.	33,978	1,037,426
G-7 Holdings, Inc.	127,901	1,228,304
Genky DrugStores Co. Ltd.	105,016	2,680,223
Halows Co. Ltd.	169,581	3,408,841
Kusuri No Aoki Holdings Co. Ltd.	66,627	3,217,202
MARR SpA	1,900	20,016
MARR SpA (a)	9,186	96,772
Metro, Inc.	1,715,680	89,880,047
Natural Grocers by Vitamin Cottage, Inc.	5,520	63,480
North West Co., Inc.	7,844	204,110
Qol Holdings Co. Ltd.	222,627	1,837,071
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	906	62,869
Sapporo Clinical Laboratory	3,753	28,950
Sprouts Farmers Market LLC (a)	401,210	11,835,695
Sugi Holdings Co. Ltd.	4,963	199,261
Sundrug Co. Ltd.	259,413	6,036,309
Tsuruha Holdings, Inc.	15,112	879,107
United Natural Foods, Inc. (a)	48,597	2,060,999
Walgreens Boots Alliance, Inc.	930,765	33,972,923
YAKUODO Holdings Co. Ltd.	16,299	305,384
Yaoko Co. Ltd.	75,269	3,275,096
		195,584,372
Food Products - 2.0%
Armanino Foods of Distinction	19,846	70,453
Axyz Co. Ltd.	2,128	41,502
Carr's Group PLC	572,030	688,804
Cloetta AB	2,225	4,067
Cranswick PLC	53,027	1,808,530
Darling Ingredients, Inc. (a)	974	76,440
Dole PLC (b)	80,885	691,567
Food Empire Holdings Ltd.	3,028,588	1,069,719
Fresh Del Monte Produce, Inc.	443,561	11,568,071
Inghams Group Ltd.	65,769	106,435
Ingredion, Inc.	32,167	2,866,723
Kaveri Seed Co. Ltd.	44,900	263,553
Kri Kri Milk Industry SA	13,189	70,123
Lassonde Industries, Inc. Class A (sub. vtg.)	1,318	113,762
Origin Enterprises PLC	780,772	2,893,492
Ottogi Corp.	16,743	5,178,961
Pacific Andes International Holdings Ltd. (a)(c)	3,104,000	28,867
Pacific Andes Resources Development Ltd. (a)(c)	176,886	1
Pickles Holdings Co. Ltd.	19,073	132,246
Prima Meat Packers Ltd.	69,216	915,618
Rocky Mountain Chocolate Factory, Inc. (a)	61,767	408,898
S Foods, Inc.	62,208	1,140,030
Seaboard Corp.	4,254	15,937,101
Sunjin Co. Ltd.	75,520	420,637
Sunjuice Holdings Co. Ltd.	22,000	137,781
Thai President Foods PCL (For. Reg.)	34,065	178,182
Tyson Foods, Inc. Class A	166,313	11,367,494
		58,179,057
Household Products - 0.0%
Transaction Co. Ltd.	60,828	463,077
Personal Products - 0.2%
Hengan International Group Co. Ltd.	918,952	3,564,756
Sarantis SA	290,119	1,820,609
TCI Co. Ltd.	41,000	136,650
		5,522,015
Tobacco - 0.1%
KT&G Corp.	4,320	289,651
Scandinavian Tobacco Group A/S (d)	75,688	1,268,783
Turning Point Brands, Inc.	5,235	123,337
		1,681,771
TOTAL CONSUMER STAPLES		328,207,390
ENERGY - 12.8%
Energy Equipment & Services - 0.5%
Bristow Group, Inc. (a)	18,170	544,010
Championx Corp.	25,066	717,389
Enerflex Ltd.	5,620	29,042
Helix Energy Solutions Group, Inc. (a)	63,088	441,616
John Wood Group PLC (a)	89,869	144,183
KS Energy Services Ltd. (a)(c)	810,548	7,444
Liberty Oilfield Services, Inc. Class A	497,892	8,419,354
Oil States International, Inc. (a)	282,273	1,826,306
PHX Energy Services Corp.	122,161	750,532
Total Energy Services, Inc.	137,519	791,389
		13,671,265
Oil, Gas & Consumable Fuels - 12.3%
Adams Resources & Energy, Inc.	16,249	522,405
Antero Resources Corp. (a)	21,838	800,581
APA Corp.	1,045	47,506
Baytex Energy Corp. (a)	61,098	331,872
Beach Energy Ltd.	907,493	922,960
Berry Corp.	420,489	3,729,737
Birchcliff Energy Ltd.	49,322	383,396
Bonterra Energy Corp. (a)	59,019	385,994
Callon Petroleum Co. (a)	129,661	5,699,898
China Petroleum & Chemical Corp. (H Shares)	10,273,516	4,071,666
Chord Energy Corp.	291,371	44,605,986
Chord Energy Corp.:
warrants 9/1/24 (a)	33,972	903,655
warrants 9/1/25 (a)	16,882	402,636
Civitas Resources, Inc.	295,743	20,675,393
CNX Resources Corp. (a)	179,252	3,013,226
Denbury, Inc. (a)	13,417	1,226,448
Diamondback Energy, Inc.	50,918	7,999,727
Energy Transfer LP	74,187	947,368
Enterprise Products Partners LP	162,079	4,092,495
EQT Corp.	621,161	25,989,376
Exxon Mobil Corp.	4,201	465,513
Hankook Shell Oil Co. Ltd.	3,900	680,366
HF Sinclair Corp.	399,812	24,456,500
INPEX Corp.	10,039	101,318
Iwatani Corp.	10,306	379,817
Laredo Petroleum, Inc. (a)	3,629	234,615
Marathon Oil Corp.	1,010,630	30,773,684
Murphy Oil Corp.	1,172,682	56,886,804
NACCO Industries, Inc. Class A	40,429	2,286,664
Northern Oil & Gas, Inc.	35,644	1,216,886
Oil & Natural Gas Corp. Ltd.	10,585,669	17,141,930
Oil India Ltd.	3,216,600	7,499,442
Ovintiv, Inc.	230,893	11,694,730
PDC Energy, Inc.	14,812	1,068,538
Petronet LNG Ltd.	1,453,100	3,608,175
Peyto Exploration & Development Corp.	985,937	9,205,504
Range Resources Corp.	18,044	513,893
SilverBow Resources, Inc. (a)	74,660	2,648,190
Southwestern Energy Co. (a)	5,219,869	36,173,692
Star Petroleum Refining PCL (For. Reg.)	844,221	264,062
Thungela Resources Ltd.	2,107	32,185
TotalEnergies SE sponsored ADR	467,957	25,630,005
Unit Corp. warrants 9/3/27 (a)	20,680	214,038
		359,928,876
TOTAL ENERGY		373,600,141
FINANCIALS - 13.2%
Banks - 2.3%
ACNB Corp. (b)	36,036	1,318,557
Arrow Financial Corp.	40,807	1,420,900
Associated Banc-Corp.	21,100	513,785
Bank of America Corp.	7,146	257,542
Bank7 Corp.	9,848	246,200
Bar Harbor Bankshares	69,154	2,075,312
C & F Financial Corp. (b)	3,048	172,395
Camden National Corp.	40,822	1,776,573
Cathay General Bancorp	54,218	2,472,341
Central Pacific Financial Corp.	12,544	257,403
Central Valley Community Bancorp	11,265	209,529
Citizens Financial Services, Inc. (b)	2,531	173,576
CNB Financial Corp., Pennsylvania	2,609	66,321
Community Trust Bancorp, Inc.	6,703	316,985
Dimeco, Inc.	2,718	125,708
Eagle Bancorp, Inc.	109,227	4,945,799
East West Bancorp, Inc.	50,216	3,593,959
Financial Institutions, Inc.	45,218	1,077,545
First Bancorp, Puerto Rico	27,411	432,820
First Foundation, Inc.	2,523	40,267
First of Long Island Corp.	123,763	2,175,754
Five Star Bancorp (b)	13,404	388,850
FNB Corp., Pennsylvania	27,847	402,389
Hanmi Financial Corp.	61,616	1,650,076
LCNB Corp.	8,124	143,064
Meridian Bank/Malvern, PA	10,071	310,086
Oak Valley Bancorp Oakdale California (b)	11,344	223,704
OFG Bancorp	10,539	293,827
Plumas Bancorp (b)	20,132	666,369
Popular, Inc.	4,915	347,589
Preferred Bank, Los Angeles	22,878	1,758,632
QCR Holdings, Inc.	10,868	551,116
Regions Financial Corp.	14,828	325,475
Sparebank 1 Sr Bank ASA (primary capital certificate)	119,306	1,214,159
Sparebanken Nord-Norge	215,926	1,792,434
The First Bancorp, Inc.	12,357	377,630
United Community Bank, Inc.	10,125	389,813
Unity Bancorp, Inc.	15,512	444,574
Washington Trust Bancorp, Inc.	70,456	3,417,116
Wells Fargo & Co.	605,838	27,862,490
West Bancorp., Inc.	63,544	1,427,834
Western Alliance Bancorp.	2,304	154,760
		67,811,258
Capital Markets - 0.7%
Azimut Holding SpA	11,548	186,021
Banca Generali SpA	3,990	119,319
CI Financial Corp.	421,975	4,224,861
Daou Data Corp.	3,300	35,952
Diamond Hill Investment Group, Inc.	1,883	338,846
Federated Hermes, Inc.	191,116	6,641,281
Lazard Ltd. Class A	168,357	6,348,742
LPL Financial	2,453	627,109
PJT Partners, Inc.	3,363	250,207
SEI Investments Co.	3,304	179,407
T. Rowe Price Group, Inc.	103	10,934
Van Lanschot Kempen NV (Bearer)	86,190	1,861,123
		20,823,802
Consumer Finance - 3.0%
Aeon Credit Service (Asia) Co. Ltd.	1,289,794	754,193
Bread Financial Holdings, Inc.	236,892	8,554,170
Cash Converters International Ltd.	1,239,157	188,249
Credit Acceptance Corp. (a)(b)	1,032	480,520
Discover Financial Services	235,130	24,561,680
Navient Corp.	216,183	3,273,011
Regional Management Corp.	33,421	1,134,977
Synchrony Financial	1,328,042	47,225,174
		86,171,974
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	100,500	77,587
Fuyo General Lease Co. Ltd.	12,707	705,873
Jackson Financial, Inc.	443,365	17,007,481
Ricoh Leasing Co. Ltd.	36,909	901,037
Tokyo Century Corp.	15,166	517,110
Zenkoku Hosho Co. Ltd.	126,387	4,173,376
		23,382,464
Insurance - 5.8%
AEGON NV	988,630	4,576,529
AFLAC, Inc.	335,518	21,845,577
American Financial Group, Inc.	2,523	366,113
ASR Nederland NV	166,751	7,348,061
Chubb Ltd.	1,647	353,924
Db Insurance Co. Ltd.	171,270	6,755,669
Employers Holdings, Inc.	67,238	2,932,249
Genworth Financial, Inc. Class A (a)	10,244	47,839
Hartford Financial Services Group, Inc.	7,908	572,618
Hiscox Ltd.	9,923	102,326
Hyundai Fire & Marine Insurance Co. Ltd.	63,347	1,477,913
Legal & General Group PLC	763,417	2,042,341
Lincoln National Corp.	193,214	10,408,438
National Western Life Group, Inc.	10,417	2,062,774
NN Group NV	62,658	2,653,348
Old Republic International Corp.	13,161	305,467
Primerica, Inc.	33,469	4,842,964
Qualitas Controladora S.A.B. de CV	62,190	244,359
Reinsurance Group of America, Inc.	231,445	34,061,761
Selective Insurance Group, Inc.	1,405	137,802
The Travelers Companies, Inc.	2,408	444,180
Unum Group	1,435,795	65,457,894
		169,040,146
Thrifts & Mortgage Finance - 0.6%
Axos Financial, Inc. (a)	47,599	1,854,457
Enact Holdings, Inc.	266,249	6,826,624
EQB, Inc.	38,978	1,381,332
EQB, Inc. rights	20,909	729,478
Essent Group Ltd.	62,461	2,472,206
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	552	60,168
Class C (non-vtg.)	17,611	2,028,787
Hingham Institution for Savings (b)	1,013	250,464
Southern Missouri Bancorp, Inc.	18,054	925,268
Walker & Dunlop, Inc.	915	82,313
		16,611,097
TOTAL FINANCIALS		383,840,741
HEALTH CARE - 14.3%
Biotechnology - 1.7%
Amgen, Inc.	120,613	32,607,725
Cell Biotech Co. Ltd.	49,400	387,636
Essex Bio-Technology Ltd.	1,228,943	497,862
Gilead Sciences, Inc.	4,600	360,916
Regeneron Pharmaceuticals, Inc. (a)	21,300	15,948,375
United Therapeutics Corp. (a)	100	23,053
		49,825,567
Health Care Equipment & Supplies - 0.9%
Arts Optical International Holdings Ltd. (a)	1,180,115	108,245
Embecta Corp.	358,117	11,072,978
Fukuda Denshi Co. Ltd.	75,638	3,947,348
Hoshi Iryo-Sanki Co. Ltd.	27,541	694,568
I-Sens, Inc.	30,000	727,237
InBody Co. Ltd.	64,373	926,818
Japan Lifeline Co. Ltd.	9,939	67,109
Medikit Co. Ltd.	6,822	111,028
Nakanishi, Inc.	39,232	716,595
Prim SA	102,746	1,127,080
ResMed, Inc.	2,330	521,198
St. Shine Optical Co. Ltd.	290,100	1,897,783
Techno Medica Co. Ltd.	2,513	27,615
Utah Medical Products, Inc.	21,761	1,948,698
Value Added Technology Co. Ltd.	36,500	771,008
Vieworks Co. Ltd.	41,685	1,011,956
		25,677,264
Health Care Providers & Services - 11.2%
Centene Corp. (a)	90,760	7,726,399
Cigna Corp.	37,419	12,088,582
DaVita HealthCare Partners, Inc. (a)	5,205	380,017
DVx, Inc.	46,592	289,839
Elevance Health, Inc.	177,300	96,942,321
HCA Holdings, Inc.	1,004	218,340
Henry Schein, Inc. (a)	2,800	191,688
Hi-Clearance, Inc.	178,000	761,580
Humana, Inc.	711	396,795
Laboratory Corp. of America Holdings	2,000	443,720
Owens & Minor, Inc.	10,565	179,605
Quest Diagnostics, Inc.	4,046	581,208
Select Medical Holdings Corp.	21,654	556,075
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	1,004	1,361
Ship Healthcare Holdings, Inc.	8,953	171,660
Sinopharm Group Co. Ltd. (H Shares)	3,934,696	7,498,812
UnitedHealth Group, Inc.	276,086	153,269,136
Universal Health Services, Inc. Class B	362,403	41,991,636
WIN-Partners Co. Ltd.	244,691	1,596,222
		325,284,996
Health Care Technology - 0.0%
Software Service, Inc.	5,020	277,848
Pharmaceuticals - 0.5%
Bliss Gvs Pharma Ltd.	200,498	182,865
China Medical System Holdings Ltd.	969,508	1,058,478
Consun Pharmaceutical Group Ltd.	378,603	141,802
Dai Han Pharmaceutical Co. Ltd.	26,788	523,628
Daito Pharmaceutical Co. Ltd.	96,966	1,669,410
Dawnrays Pharmaceutical Holdings Ltd.	6,669,378	892,122
DongKook Pharmaceutical Co. Ltd.	165,780	1,823,520
Faes Farma SA	294,961	1,112,054
FDC Ltd. (a)	202,823	764,690
Fuji Pharma Co. Ltd.	59,209	426,462
Genomma Lab Internacional SA de CV	239,338	184,459
Granules India Ltd.	14,327	64,496
Huons Co. Ltd.	78,866	1,726,706
Hypera SA	42,300	416,080
Jazz Pharmaceuticals PLC (a)	1,139	163,777
Kaken Pharmaceutical Co. Ltd.	4,109	105,146
Korea United Pharm, Inc.	4,980	83,040
Kwang Dong Pharmaceutical Co. Ltd.	422,892	1,751,038
Lee's Pharmaceutical Holdings Ltd.	2,240,151	393,828
Luye Pharma Group Ltd. (a)(d)	97,411	23,702
Nippon Chemiphar Co. Ltd.	9,410	108,469
Recordati SpA	12,907	485,086
Samjin Pharmaceutical Co. Ltd.	100	1,766
Syngen Biotech Co. Ltd.	33,000	140,169
Towa Pharmaceutical Co. Ltd.	34,006	511,136
Whanin Pharmaceutical Co. Ltd.	652	7,857
		14,761,786
TOTAL HEALTH CARE		415,827,461
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.1%
BWX Technologies, Inc.	502	28,604
Huntington Ingalls Industries, Inc.	961	247,044
Rheinmetall AG	2,547	414,058
V2X, Inc. (a)	39,297	1,610,784
		2,300,490
Air Freight & Logistics - 0.1%
AIT Corp.	17,017	172,465
Compania de Distribucion Integral Logista Holdings SA	437	9,043
FedEx Corp.	2,007	321,682
Sinotrans Ltd. (H Shares)	2,912,430	708,661
		1,211,851
Airlines - 0.0%
Jet2 PLC (a)	9,805	95,555
Building Products - 0.1%
Builders FirstSource, Inc. (a)	7,826	482,551
Kondotec, Inc.	157,628	1,070,677
Masonite International Corp. (a)	2,867	205,077
Nihon Dengi Co. Ltd.	31,153	603,387
Nihon Flush Co. Ltd.	124,817	812,555
Owens Corning	3,838	328,571
		3,502,818
Commercial Services & Supplies - 0.7%
Aeon Delight Co. Ltd.	7,210	144,205
AJIS Co. Ltd.	64,810	868,230
Asia File Corp. Bhd	361,200	130,637
Biffa PLC (d)	24,857	117,274
Calian Group Ltd.	7,907	333,494
Civeo Corp. (a)	76,416	2,368,896
CoreCivic, Inc. (a)	437,939	4,585,221
CTS Co. Ltd.	361	1,947
Lion Rock Group Ltd.	1,572,176	176,252
Mears Group PLC	86,711	188,936
Mitie Group PLC	4,204,419	3,442,642
NICE Total Cash Management Co., Ltd.	121,311	392,664
Prosegur Compania de Seguridad SA (Reg.)	31,269	58,311
Sunny Friend Environmental Technology Co. Ltd.	10,000	41,700
The GEO Group, Inc. (a)	179,177	1,515,837
VSE Corp.	128,990	5,970,947
		20,337,193
Construction & Engineering - 0.4%
Argan, Inc.	13,468	466,936
Boustead Projs. Pte Ltd.	125,741	74,169
Boustead Singapore Ltd.	430,514	238,735
Br Holding Corp.	5,350	12,485
Dai-Dan Co. Ltd.	10,638	151,813
Daiichi Kensetsu Corp.	101,933	993,315
EMCOR Group, Inc.	5,520	778,872
Fuji Furukawa Engineering & Construction Co. Ltd.	1,523	36,770
Geumhwa PSC Co. Ltd.	28,039	549,064
Kyeryong Construction Industrial Co. Ltd.	27,197	325,834
Meisei Industrial Co. Ltd.	112,270	532,300
Mirait One Corp.	36,552	351,275
Nippon Rietec Co. Ltd.	104,280	527,379
Primoris Services Corp.	136,173	2,749,333
Raiznext Corp.	320,692	2,689,417
Seikitokyu Kogyo Co. Ltd.	19,474	107,261
Shinnihon Corp.	202,932	988,081
Sinopec Engineering Group Co. Ltd. (H Shares)	8,755	3,134
Totetsu Kogyo Co. Ltd.	14,912	247,606
United Integrated Services Co.	20,200	90,810
		11,914,589
Electrical Equipment - 0.9%
Acuity Brands, Inc.	53,179	9,762,069
Aichi Electric Co. Ltd.	59,235	1,272,779
AQ Group AB	77,827	1,998,329
Atkore, Inc. (a)	8,551	814,910
Chiyoda Integre Co. Ltd.	37,301	574,209
Generac Holdings, Inc. (a)	904	104,783
GrafTech International Ltd.	1,514,226	7,707,410
Hammond Power Solutions, Inc. Class A	34,747	513,930
Korea Electric Terminal Co. Ltd.	43,996	1,596,694
Sensata Technologies, Inc. PLC	30,664	1,232,999
Servotronics, Inc. (a)	11,710	118,388
Vitzrocell Co. Ltd.	12,100	101,305
		25,797,805
Industrial Conglomerates - 0.2%
DCC PLC (United Kingdom)	97,852	5,431,287
Mytilineos SA	5,030	84,406
Nolato AB (B Shares)	10,524	44,417
Reunert Ltd.	113,516	285,571
		5,845,681
Machinery - 1.2%
Aalberts Industries NV	514,275	17,879,611
Allison Transmission Holdings, Inc.	28,640	1,210,040
ASL Marine Holdings Ltd. (a)	3,838,984	94,917
Crane Holdings Co.	11,400	1,143,876
Cummins, Inc.	1,000	244,510
Daiwa Industries Ltd.	92,990	780,467
ESAB Corp.	10,021	373,783
Estic Corp.	18,677	106,388
Haitian International Holdings Ltd.	694,868	1,391,568
Hosokawa Micron Corp.	11,843	214,726
Hurco Companies, Inc.	11,069	256,247
Hyster-Yale Materials Handling, Inc. Class A	21,822	636,330
Ihara Science Corp.	98,158	1,485,952
JOST Werke AG (d)	7,922	338,209
Kyowakogyosyo Co. Ltd.	3,366	89,982
Luxfer Holdings PLC sponsored	14,863	215,068
Maruzen Co. Ltd.	115,641	1,391,316
Mincon Group PLC	174,818	171,036
Mitsui Engineering & Shipbuilding Co. (a)	296,700	832,065
Nadex Co. Ltd.	57,840	297,184
Nippon Dry-Chemical Co. Ltd.	8,262	78,678
Oshkosh Corp.	2,588	227,744
Park-Ohio Holdings Corp.	73,576	836,559
Semperit AG Holding (b)	32,335	639,101
Shinwa Co. Ltd.	10,282	137,743
SIMPAC, Inc.	110,420	483,511
Stabilus Se	2,490	136,694
Takamatsu Machinery Co. Ltd.	35,642	138,546
Takeuchi Manufacturing Co. Ltd.	40,458	816,261
TK Group Holdings Ltd.	803,849	163,849
Tocalo Co. Ltd.	226,078	1,809,293
Trinity Industrial Corp.	78,208	352,395
Yamada Corp.	3,820	70,006
		35,043,655
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	10,333	499,911
Genco Shipping & Trading Ltd.	27,866	373,404
Japan Transcity Corp.	10,118	33,682
Tokyo Kisen Co. Ltd.	60,028	185,701
		1,092,698
Professional Services - 0.5%
ABIST Co. Ltd.	1,002	19,198
Altech Corp.	19,760	266,975
Artner Co. Ltd.	24,555	166,458
ASGN, Inc. (a)	5,242	444,417
Barrett Business Services, Inc.	3,469	302,566
BeNext-Yumeshin Group Co.	9,540	115,356
CACI International, Inc. Class A (a)	1,496	454,829
Career Design Center Co. Ltd.	21,248	202,770
Careerlink Co. Ltd.	4,563	74,293
Creek & River Co. Ltd.	1,661	22,844
Dip Corp.	5,056	141,790
en japan, Inc.	25,238	439,431
FTI Consulting, Inc. (a)	210	32,682
Gakujo Co. Ltd.	27,212	263,345
Hito Communications Holdings, Inc.	17,926	200,966
HRnetgroup Ltd.	2,808	1,448
JAC Recruitment Co. Ltd.	10,108	171,985
Kelly Services, Inc. Class A (non-vtg.)	41,106	671,672
McMillan Shakespeare Ltd.	136,798	1,146,287
Outsourcing, Inc.	35,442	277,682
Persol Holdings Co. Ltd.	19,891	399,439
Quick Co. Ltd.	79,982	1,040,823
Robert Half International, Inc.	1,004	76,766
SaraminHR Co. Ltd.	9,700	218,150
Science Applications International Corp.	18,408	1,994,323
SHL-JAPAN Ltd.	20,142	354,224
Synergie SA	12,808	346,183
TrueBlue, Inc. (a)	33,770	663,918
WDB Holdings Co. Ltd.	62,367	1,076,255
Will Group, Inc.	111,003	1,064,530
World Holdings Co. Ltd.	134,333	2,357,908
		15,009,513
Road & Rail - 0.7%
Alps Logistics Co. Ltd.	238,040	1,757,745
Chilled & Frozen Logistics Holdings Co. Ltd.	80,616	654,925
Daqin Railway Co. Ltd. (A Shares)	2,924,346	2,566,796
Hamakyorex Co. Ltd.	136,152	3,044,523
NANSO Transport Co. Ltd.	12,646	102,991
Sakai Moving Service Co. Ltd.	117,540	3,723,147
SENKO Co. Ltd.	49,624	331,728
Stef SA	16,601	1,322,319
Trancom Co. Ltd.	62,113	3,187,210
Universal Logistics Holdings, Inc.	125,489	4,015,648
		20,707,032
Trading Companies & Distributors - 1.0%
AddTech AB (B Shares)	2,546	30,807
Alconix Corp.	239,391	2,204,017
Alligo AB (B Shares)	904	6,673
Chori Co. Ltd.	147,354	1,932,414
Goodfellow, Inc.	54,825	482,916
Green Cross Co. Ltd.	50,341	336,859
Hanwa Co. Ltd.	11,172	270,481
Itochu Corp.	417,095	10,796,588
Kamei Corp.	167,529	1,248,341
Lumax International Corp. Ltd.	142,200	290,096
Mitani Shoji Co. Ltd.	297,161	2,961,718
Narasaki Sangyo Co. Ltd.	6,627	75,409
Nishikawa Keisoku Co. Ltd.	725	23,623
Otec Corp.	8,834	128,980
Parker Corp.	161,318	535,937
Rasa Corp.	16,462	110,599
Richelieu Hardware Ltd.	63,501	1,704,578
Sanyo Trading Co. Ltd.	12,047	84,097
Senshu Electric Co. Ltd.	135,966	2,465,210
Tanaka Co. Ltd.	2,384	8,449
TECHNO ASSOCIE Co. Ltd.	21,491	151,613
Totech Corp.	87,258	2,053,889
Univar Solutions, Inc. (a)	9,878	251,691
Yamazen Co. Ltd.	12,834	79,838
Yuasa Trading Co. Ltd.	37,008	922,120
		29,156,943
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	1,163,824	744,288
Daito Koun Co. Ltd.	2,003	8,971
Isewan Terminal Service Co. Ltd.	158,156	691,357
Meiko Transportation Co. Ltd.	83,353	622,226
Qingdao Port International Co. Ltd. (H Shares) (d)	2,085,384	874,041
		2,940,883
TOTAL INDUSTRIALS		174,956,706
INFORMATION TECHNOLOGY - 9.3%
Electronic Equipment & Components - 3.8%
A&D Holon Holdings Co. Ltd.	52,117	321,405
Advanced Energy Industries, Inc.	17,432	1,371,027
Alviva Holdings Ltd.	731,590	915,247
CDW Corp.	8,781	1,517,445
Climb Global Solutions, Inc.	19,880	624,431
CONEXIO Corp.	2,844	21,766
Daido Signal Co. Ltd.	7,404	22,407
Daiwabo Holdings Co. Ltd.	79,242	1,024,798
Elematec Corp.	239,819	2,501,491
ePlus, Inc. (a)	1,039	50,620
FLEXium Interconnect, Inc.	44,000	124,958
Hagiwara Electric Holdings Co. Ltd.	24,207	367,920
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,718,900	27,707,796
IDIS Holdings Co. Ltd.	48,087	368,910
Insight Enterprises, Inc. (a)	39,435	3,727,002
Kingboard Chemical Holdings Ltd.	7,091,743	17,490,735
Kitron ASA	72,779	163,113
Makus, Inc.	64,700	308,242
Methode Electronics, Inc. Class A (b)	108,782	4,485,082
Nippo Ltd.	58,910	267,818
PAX Global Technology Ltd.	4,673,563	3,673,525
Redington (India) Ltd.	4,178,922	6,900,926
SAMT Co. Ltd.	8,500	15,364
ScanSource, Inc. (a)	40,725	1,261,661
Shibaura Electronics Co. Ltd.	37,756	1,187,056
Simplo Technology Co. Ltd.	612,000	4,866,931
Sunny Optical Technology Group Co. Ltd.	4,848	42,028
TD SYNNEX Corp.	238,742	21,847,280
Test Research, Inc.	12,000	22,397
Thinking Electronic Industries Co. Ltd.	413,900	1,507,821
Tomen Devices Corp.	43,722	1,531,939
Tripod Technology Corp.	103,000	284,851
VSTECS Holdings Ltd.	8,546,690	4,104,772
		110,628,764
IT Services - 3.5%
ALTEN	13,136	1,535,729
Amdocs Ltd.	284,485	24,553,900
Argo Graphics, Inc.	79,704	2,077,091
Asahi Intelligence Service Co.	3,627	26,636
Avant Group Corp.	23,533	233,914
CDS Co. Ltd.	43,662	533,828
Cielo SA	11,300	13,016
Cognizant Technology Solutions Corp. Class A	90,480	5,632,380
Concentrix Corp.	220,203	26,915,413
CSE Global Ltd.	2,958,570	731,492
Densan System Holdings Co. Ltd.	4,039	63,942
Dimerco Data System Corp.	84,318	168,615
DTS Corp.	37,983	904,266
E-Credible Co. Ltd.	23,775	284,836
E-Guardian, Inc.	10,093	207,025
eClerx Services Ltd.	13,674	217,994
Enea AB (a)	854	6,095
EOH Holdings Ltd. (a)	543,964	125,265
Estore Corp. (b)	17,837	167,460
ExlService Holdings, Inc. (a)	19,472	3,540,983
FleetCor Technologies, Inc. (a)	900	167,508
Gabia, Inc.	97,100	693,902
Genpact Ltd.	2,525	122,463
Himacs Ltd.	2,911	28,778
IFIS Japan Ltd.	19,606	77,926
Indra Sistemas SA (b)	1,183,834	10,587,812
Information Planning Co.	12,784	264,372
Jfe Systems, Inc.	2,556	38,401
Know IT AB	37,831	753,111
KPS AG	1,857	5,909
Maximus, Inc.	5,562	343,009
Metaage Corp.	174,000	168,314
Nice Information & Telecom, Inc.	39,280	729,283
Pole To Win Holdings, Inc.	25,319	161,250
Proact IT Group AB	451	3,652
Societe Pour L'Informatique Industrielle SA	119,629	5,544,676
Softcat PLC	600	7,707
Softcreate Co. Ltd.	62,727	1,430,072
TDC Soft, Inc.	58,991	506,618
The Western Union Co.	743,780	10,048,468
Verra Mobility Corp. (a)	93,799	1,601,149
WNS Holdings Ltd. sponsored ADR (a)	4,886	420,587
		101,644,847
Semiconductors & Semiconductor Equipment - 0.4%
ASMPT Ltd.	25,001	137,591
FormFactor, Inc. (a)	15,042	303,999
Japan Material Co. Ltd.	9,584	126,459
Machvision, Inc.	20,000	72,549
Melexis NV	9,807	676,485
MKS Instruments, Inc.	11,888	976,599
Novatek Microelectronics Corp.	5,000	37,360
Parade Technologies Ltd.	31,000	585,323
Powertech Technology, Inc.	859,000	1,986,774
Renesas Electronics Corp. (a)	42,149	352,608
Skyworks Solutions, Inc.	10,356	890,720
Synaptics, Inc. (a)	7,169	635,173
Systems Technology, Inc.	24,400	234,201
Topco Scientific Co. Ltd.	765,700	3,549,084
		10,564,925
Software - 0.6%
ANSYS, Inc. (a)	47,381	10,478,782
Check Point Software Technologies Ltd. (a)	496	64,098
Cresco Ltd.	64,105	747,126
Cvent Holding Corp. (a)	500	2,925
Enghouse Systems Ltd.	2,495	55,473
Focus Systems Corp.	5,162	35,063
Fukui Computer Holdings, Inc.	20,296	474,317
Hecto Innovation Co. Ltd.	43,400	398,327
InfoVine Co. Ltd.	628	9,372
Justsystems Corp.	10,139	214,106
KSK Co., Ltd.	38,273	562,660
NetGem SA	57,986	54,783
Nsw, Inc.	14,613	208,933
Open Text Corp.	2,094	60,652
Pro-Ship, Inc.	60,603	618,685
SPS Commerce, Inc. (a)	4,930	623,744
System Information Co. Ltd.	20,276	135,405
System Research Co. Ltd.	6,933	93,764
VMware, Inc. Class A	25,405	2,858,825
		17,697,040
Technology Hardware, Storage & Peripherals - 1.0%
Chenbro Micom Co. Ltd.	73,000	149,829
Elecom Co. Ltd.	57,189	530,756
MCJ Co. Ltd.	243,891	1,541,797
Seagate Technology Holdings PLC	472,158	23,447,366
Super Micro Computer, Inc. (a)	49,347	3,434,058
TSC Auto ID Technology Corp.	208,000	1,205,928
		30,309,734
TOTAL INFORMATION TECHNOLOGY		270,845,310
MATERIALS - 4.5%
Chemicals - 2.7%
AdvanSix, Inc.	24,044	874,721
Birla Carbon Thailand PCL (For. Reg.)	1,189,962	1,829,748
C. Uyemura & Co. Ltd.	78,471	3,599,127
Celanese Corp. Class A	6,324	607,863
CF Industries Holdings, Inc.	3,000	318,780
Chase Corp.	50,851	4,790,673
Daishin-Chemical Co. Ltd.	23,059	188,107
EcoGreen International Group Ltd. (c)	5,198,342	1,258,254
Element Solutions, Inc.	5,179	89,079
FMC Corp.	104,838	12,465,238
Fujikura Kasei Co., Ltd.	194,985	512,722
Gujarat Narmada Valley Fertilizers Co.	205,342	1,759,100
Gujarat State Fertilizers & Chemicals Ltd.	1,592,287	2,366,887
HEXPOL AB (B Shares)	802	7,917
Huntsman Corp.	24,888	666,003
Hyundai HCN	201,375	372,467
Ingevity Corp. (a)	3,812	256,433
Insecticides (India) Ltd.	6,300	54,712
Jcu Corp.	10,224	194,104
K+S AG	89,127	1,969,463
KPX Holdings Corp.	6,453	237,356
LyondellBasell Industries NV Class A	144,663	11,059,486
Miwon Chemicals Co. Ltd.	3,900	164,763
Miwon Commercial Co. Ltd.	3,000	356,262
Muto Seiko Co. Ltd.	18,415	77,898
Scientex Bhd	9,800	6,757
SK Kaken Co. Ltd.	5,470	1,362,948
Soken Chemical & Engineer Co. Ltd.	48,349	618,771
T&K Toka Co. Ltd.	115,279	741,935
Thai Rayon PCL (For. Reg.) (a)	311,137	392,550
The Chemours Co. LLC	17,863	511,418
The Mosaic Co.	354,159	19,036,046
The Scotts Miracle-Gro Co. Class A (b)	1,127	51,741
Trinseo PLC	9,269	174,443
Tronox Holdings PLC	34,585	415,020
Valvoline, Inc.	8,804	258,485
Yara International ASA	172,951	7,719,133
Yip's Chemical Holdings Ltd.	2,898,533	960,066
		78,326,476
Construction Materials - 0.2%
Buzzi Unicem SpA	51,919	861,734
Eagle Materials, Inc.	5,893	720,773
Mitani Sekisan Co. Ltd.	94,275	2,428,281
RHI Magnesita NV	9,157	194,483
Vertex Corp.	3,035	26,024
West China Cement Ltd.	518,447	46,893
Wienerberger AG	6,029	137,872
		4,416,060
Containers & Packaging - 0.2%
Chuoh Pack Industry Co. Ltd.	40,446	293,767
Kohsoku Corp.	126,088	1,342,327
Mayr-Melnhof Karton AG	2,046	291,162
O-I Glass, Inc. (a)	25,079	409,038
Packaging Corp. of America	3,916	470,742
Silgan Holdings, Inc.	23,102	1,094,111
The Pack Corp.	132,336	2,094,130
		5,995,277
Metals & Mining - 0.9%
Boliden AB	14,559	424,064
Chubu Steel Plate Co. Ltd.	39,815	286,774
CI Resources Ltd.	44,271	27,752
CK-SAN-ETSU Co. Ltd.	3,944	108,881
Cleveland-Cliffs, Inc. (a)	1,030,247	13,382,909
Commercial Metals Co.	5,720	260,260
Gatos Silver, Inc. (a)	123,514	407,596
Granges AB	26,597	179,823
Hill & Smith Holdings PLC	49,178	557,206
Mount Gibson Iron Ltd.	2,940,577	705,353
Pacific Metals Co. Ltd.	61,074	757,803
Perenti Global Ltd.	1,266,669	777,816
Sandfire Resources NL	556,833	1,239,500
Teck Resources Ltd. Class B (sub. vtg.)	43,784	1,332,787
Tohoku Steel Co. Ltd.	45,406	493,467
Tokyo Tekko Co. Ltd.	55,196	497,783
Warrior Metropolitan Coal, Inc.	155,982	5,793,171
Webco Industries, Inc. (a)	581	95,865
		27,328,810
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	7,944	450,028
Stella-Jones, Inc.	229,520	6,912,472
Sylvamo Corp.	142,846	6,880,892
Western Forest Products, Inc.	143,744	129,780
		14,373,172
TOTAL MATERIALS		130,439,795
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	19,659	256,356
Business One Holdings, Inc.	1,371	4,619
Century21 Real Estate Japan Ltd.	10,032	68,074
Daito Trust Construction Co. Ltd.	51,910	5,135,318
Jones Lang LaSalle, Inc. (a)	1,400	222,726
LSL Property Services PLC	122,128	320,729
Relo Group, Inc.	18,847	266,427
Selvaag Bolig ASA	53,441	172,977
Servcorp Ltd.	88,936	193,988
Tejon Ranch Co. (a)	52,329	886,453
Vonovia SE	945	20,895
		7,548,562
UTILITIES - 1.3%
Electric Utilities - 1.2%
Exelon Corp.	2,000	77,180
PG&E Corp. (a)	2,354,722	35,155,999
Power Grid Corp. of India Ltd.	4,300	11,851
		35,245,030
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	415,166	1,063,084
GAIL India Ltd.	420,243	463,496
		1,526,580
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	3,040,400	2,109,245
TOTAL UTILITIES		38,880,855
TOTAL COMMON STOCKS (Cost $2,248,788,044)		2,626,497,031

Nonconvertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 12/31/49 (c)(f) (Cost $0)	388,666	0

Money Market Funds - 10.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	286,809,309	286,866,671
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	7,814,171	7,814,952
TOTAL MONEY MARKET FUNDS (Cost $294,681,621)		294,681,623

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,543,469,665)	2,921,178,654
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(7,210,841)
NET ASSETS - 100.0%	2,913,967,813

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,381,576 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Non-income producing - Security is in default.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	229,608,615	269,624,536	212,366,480	1,807,067	-	-	286,866,671	0.6%
Fidelity Securities Lending Cash Central Fund 3.10%	22,594,633	24,071,057	38,850,738	6,614	-	-	7,814,952	0.0%
Total	252,203,248	293,695,593	251,217,218	1,813,681	-	-	294,681,623

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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